                                August 29, 2002



VIA EDGAR LINK
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


         Re: Pruco Life Flexible Premium Variable Annuity Account (File No. 333-37728)


Dear Commissioners:

          On behalf of Pruco Life Insurance Company and the Pruco Life Flexible Premium Variable Annuity Account (the "Account"), we hereby submit pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"), that the Account's semi-annual report for the period ending June 30, 2002 which is identical to the report for the underlying Funds, has been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following semi-annual reports with respect to the following specific portfolios: Evergreen Variable Annuity Trust - Evergreen VA Blue Chip Fund, Evergreen VA Capital Growth Fund, Evergreen VA Foundation Fund, Evergreen VA Global Leaders Fund, Evergreen VA Growth Fund, Evergreen VA Masters Fund, Evergreen VA Omega Fund, Evergreen VA Small Cap Value Fund; Janus Aspen Series-Growth Portfolio (Service Shares); The Prudential Series Fund, Inc.- Prudential Global Portfolio, Prudential Jennison Portfolio, Prudential Money Market Portfolio, Prudential Stock Index Portfolio, Prudential Equity Portfolio, Prudential Value Portfolio, SP Aggressive Growth Asset Allocation Portfolio, SP AIM Aggressive Growth Portfolio, SP AIM Core Equity Portfolio, SP Alliance Large Cap Growth Portfolio, SP Alliance Technology Portfolio, SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, SP Davis Value Portfolio, SP Deutsche International Equity Portfolio, SP Growth Asset Allocation Portfolio, SP INVESCO Small Company Growth Portfolio, SP Jennison International Growth Portfolio, SP Large Cap Value Portfolio, SP MFS Capital Opportunities Portfolio, SP MFS Mid- Cap Growth Portfolio, SP PIMCO High Yield Portfolio, SP PIMCO Total Return Portfolio, SP Prudential U.S. Emerging Growth Portfolio, SP Small/Mid Cap Value Portfolio, SP Strategic Partners Focused Growth Portfolio.

1. Filer/Entity:      Evergreen Variable Annuity Trust - VA Blue Chip Fund
   Registration No.:  811-08716
   CIK No             0000928754
   Accession No.:     0000936772-02-000299
   Date of Filing:    08/12/2002

2. Filer/Entity:      Evergreen Variable Annuity Trust - VA Capital Growth Fund
   Registration No.:  811-08716
   CIK No             0000928754
   Accession No.:     0000936772-02-000297
   Date of Filing:    08/09/2002

3. Filer/Entity:      Evergreen Variable Annuity Trust - VA Foundation Fund
   Registration No.:  811-08716
   CIK No             0000928754
   Accession No.:     0000936772-02-000303
   Date of Filing:    08/13/2002

4. Filer/Entity:      Evergreen Variable Annuity Trust - VA Global Leaders Fund
   Registration No.:  811-08716
   CIK No             0000928754
   Accession No.:     0000936772-02-000306
   Date of Filing:    08/13/2002

5. Filer/Entity:      Evergreen Variable Annuity Trust - VA Growth Fund
   Registration No.:  811-08716
   CIK No             0000928754
   Accession No.:     0000936772-02-000298
   Date of Filing:    08/12/2002

6. Filer/Entity:      Evergreen Variable Annuity Trust - VA Masters Fund
   Registration No.:  811-08716
   CIK No             0000928754
   Accession No.:     0000936772-02-000310
   Date of Filing:    08/13/2002

7. Filer/Entity:      Evergreen Variable Annuity Trust - VA Omega Fund
   Registration No.:  811-08716
   CIK No             0000928754
   Accession No.:     0000936772-02-000296
   Date of Filing:    08/09/2002

8. Filer/Entity:      Evergreen Variable Annuity Trust - VA Small Cap Value Fund
   Registration No.:  811-08716
   CIK No             0000928754
   Accession No.:     0000936772-02-000304
   Date of Filing:    08/13/2002

9. Filer/Entity:      Janus Aspen Series
   Registration No.:  811-07736

   CIK No             0000906185
   Accession No.:     0001012709-02-001187
   Date of Filing:    08/21/2002

10. Filer/Entity      The Prudential Series Fund, Inc.
    Registration No.: 811-03623
    CIK No            0000711175
    Accession No.:    0000950109-02-004520
    Date of Filing:   08/26/2002

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                               Sincerely,


                                               C. Christopher Sprague
                                               Vice President, Corporate Counsel